Unaudited Condensed Consolidated Statements of Changes in Shareholders’ (Deficit)/Equity		Previously Reported Ordinary shares CNY (¥) shares		Previously Reported Ordinary shares USD ($) shares		Previously Reported Additional paid-in capital CNY (¥)	Previously Reported Additional paid-in capital USD ($)	Previously Reported Deficit CNY (¥)	Previously Reported Deficit USD ($)	Previously Reported Accumulated other comprehensive income/(loss) CNY (¥)	Previously Reported Accumulated other comprehensive income/(loss) USD ($)	Previously Reported CNY (¥)	Previously Reported USD ($)	Ordinary shares CNY (¥) shares		Ordinary shares USD ($) shares		Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Deficit CNY (¥)	Deficit USD ($)	Accumulated other comprehensive income/(loss) CNY (¥)	Accumulated other comprehensive income/(loss) USD ($)	CNY (¥) shares		USD ($) shares
Balance (in Dollars) | ¥														¥ 6,797	[1]			¥ 276,368,115		¥ (1,145,463,897)		¥ 21,768,156		¥ (847,320,829)
Balance (in Shares)	[1]													53,220,905		53,220,905
Balance at Mar. 31, 2020 | ¥														¥ 6,797	[1]			276,368,115		(1,145,463,897)		21,768,156		(847,320,829)
Balance (in Shares) at Mar. 31, 2020	[1]													53,220,905		53,220,905
Shareholders’ contribution | ¥														¥ 1,181	[1]			447,681,763						447,682,944
Shareholders’ contribution (in Shares)	[1]													8,606,978		8,606,978
Accretion to redemption value of convertible redeemable preferred shares | ¥															[1]					(16,610,297)				(16,610,297)
Accretion to redemption value of convertible redeemable preferred shares (in Shares)	[1]
Net loss | ¥															[1]					(191,826,242)				(191,826,242)
Share-based compensation | ¥															[1]			76,756,500						76,756,500
Share-based compensation (in Shares)	[1]
Foreign currency translation adjustment | ¥															[1]							22,455,217		¥ 22,455,217
Foreign currency translation adjustment (in Shares)															[1]		[1]							61,827,883	[2]	61,827,883	[2]
Balance at Mar. 31, 2021 | $				$ 7,978	[1]		$ 800,806,378		$ (1,353,900,436)		$ 44,223,373		$ (508,862,707)
Balance (in Shares) at Mar. 31, 2021	[1]	61,827,883		61,827,883
Balance (in Dollars) | $				$ 7,978	[1]		800,806,378		(1,353,900,436)		44,223,373		(508,862,707)
Balance (in Shares)	[1]	61,827,883		61,827,883
Accretion to redemption value of convertible redeemable preferred shares | ¥			[1]					¥ (130,662,326)				¥ (130,662,326)												¥ (130,662,326)
Accretion to redemption value of convertible redeemable preferred shares (in Shares)	[1]
Net loss | ¥			[1]					(106,004,401)				(106,004,401)												¥ (106,004,401)
Share-based compensation | ¥			[1]			7,764,448						7,764,448
Share-based compensation (in Shares)	[1]
Foreign currency translation adjustment | ¥			[1]			(68,808)				38,864,606		38,795,798
Foreign currency translation adjustment (in Shares)			[1]		[1]																			61,827,883	[2]	61,827,883	[2]
Balance at Mar. 31, 2022				$ 7,978	[1]		808,502,018		(1,590,567,163)		83,087,979		(698,969,188)	¥ 7,978	[1]			808,502,018		(1,590,567,163)		83,087,979		¥ (698,969,188)
Balance (in Shares) at Mar. 31, 2022		61,827,883	[1]	61,827,883	[1]									61,827,884	[1]	61,827,884	[1]							93,058,197		93,058,197
Balance (in Dollars)				$ 7,978	[1]		808,502,018		(1,590,567,163)		83,087,979		(698,969,188)	¥ 7,978	[1]			808,502,018		(1,590,567,163)		83,087,979		¥ (698,969,188)
Balance (in Shares)		61,827,883	[1]	61,827,883	[1]									61,827,884	[1]	61,827,884	[1]							93,058,197		93,058,197
Accretion to redemption value of convertible redeemable preferred shares | ¥															[1]					(72,083,238)				¥ (72,083,238)
Accretion to redemption value of convertible redeemable preferred shares (in Shares)	[1]
Net loss | ¥															[1]					(11,125,365)				(11,125,365)
Share-based compensation | ¥															[1]			(85,316)						(85,316)
Share-based compensation (in Shares)	[1]													(143,750)		(143,750)
Foreign currency translation adjustment | ¥															[1]			231,807				(168,653,952)		¥ (168,422,145)
Foreign currency translation adjustment (in Shares)															[1]		[1]							61,785,466	[2]	61,785,466	[2]
Balance at Sep. 30, 2022														¥ 7,978	[1]	$ 1,124	[1]	808,648,509	$ 113,897,365	(1,673,775,766)	$ (235,749,706)	(85,565,973)	$ (12,051,884)	¥ (950,685,252)		$ (133,903,101)
Balance (in Shares) at Sep. 30, 2022	[1]													61,684,134		61,684,134
Balance at Mar. 31, 2022				$ 7,978	[1]		808,502,018		(1,590,567,163)		83,087,979		(698,969,188)	¥ 7,978	[1]			808,502,018		(1,590,567,163)		83,087,979		¥ (698,969,188)
Balance (in Shares) at Mar. 31, 2022		61,827,883	[1]	61,827,883	[1]									61,827,884	[1]	61,827,884	[1]							93,058,197		93,058,197
Conversion of mezzanine equity | ¥		¥ 3,007	[1]			1,636,894,077						1,636,897,084
Conversion of mezzanine equity (in Shares)	[1]	21,740,862		21,740,862
Issuance of common stock | ¥		¥ 1,332	[1]			216,376,861						216,378,193
Issuance of common stock (in Shares)	[1]	9,633,202		9,633,202
Warrant from business combination | ¥			[1]			(8,870,007)						(8,870,007)
Warrant from business combination (in Shares)	[1]
Additional paid-in capital from business combination | ¥			[1]			483,066						483,066
Additional paid-in capital from business combination (in Shares)	[1]
Accretion to redemption value of convertible redeemable preferred shares			[1]					(137,991,697)				(137,991,697)												¥ (137,991,697)		$ (20,081,159)
Net loss			[1]					(145,479,105)				(145,479,105)												¥ (145,479,105)		$ (21,170,758)
Share-based compensation | ¥		¥ (20)	[1]			3,505,021						3,505,001
Share-based compensation (in Shares)	[1]	(143,750)		(143,750)
Foreign currency translation adjustment | ¥			[1]							(137,500,062)		(137,500,062)
Foreign currency translation adjustment (in Shares)			[1]		[1]																			93,058,197	[2]	93,058,197	[2]
Balance at Mar. 31, 2023		¥ 12,297	[1]	$ 1,790	[1]	2,656,891,036	386,642,466	(1,874,037,965)	(272,718,245)	(54,412,083)	(7,918,286)	728,453,285	106,007,725	¥ 12,297				2,656,891,036		(1,874,037,965)		(54,412,083)		¥ 728,453,285		$ 106,007,725
Balance (in Shares) at Mar. 31, 2023		93,058,197	[1]	93,058,197	[1]									93,058,197		93,058,197								93,058,197		93,058,197
Balance (in Dollars)														¥ 7,978	[1]	$ 1,124	[1]	808,648,509	113,897,365	(1,673,775,766)	(235,749,706)	(85,565,973)	(12,051,884)	¥ (950,685,252)		$ (133,903,101)
Balance (in Shares)	[1]													61,684,134		61,684,134
Balance (in Dollars)		¥ 12,297	[1]	$ 1,790	[1]	¥ 2,656,891,036	$ 386,642,466	¥ (1,874,037,965)	$ (272,718,245)	¥ (54,412,083)	$ (7,918,286)	¥ 728,453,285	$ 106,007,725	¥ 12,297				2,656,891,036		(1,874,037,965)		(54,412,083)		¥ 728,453,285		$ 106,007,725
Balance (in Shares)		93,058,197	[1]	93,058,197	[1]									93,058,197		93,058,197								93,058,197		93,058,197
Accretion to redemption value of convertible redeemable preferred shares
Net loss																				(174,522,798)				(174,522,798)		$ (24,307,475)
Foreign currency translation adjustment | ¥																						3,165,843		¥ 3,165,843
Foreign currency translation adjustment (in Shares)	[2]																							93,058,197		93,058,197
Balance at Sep. 30, 2023														¥ 12,297		$ 1,713		2,656,891,036	370,050,842	(2,048,560,763)	(285,322,817)	(51,246,240)	(7,137,559)	¥ 557,096,330		$ 77,592,179
Balance (in Shares) at Sep. 30, 2023														93,058,197		93,058,197								93,058,197		93,058,197
Balance (in Dollars)														¥ 12,297		$ 1,713		¥ 2,656,891,036	$ 370,050,842	¥ (2,048,560,763)	$ (285,322,817)	¥ (51,246,240)	$ (7,137,559)	¥ 557,096,330		$ 77,592,179
Balance (in Shares)														93,058,197		93,058,197								93,058,197		93,058,197

[1]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.
[2]	Gives retroactive effect to reflect the reorganization in February 2021 and business combination in March 2023.